Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury stock	Non-controlling interest	Total
Balance at Dec. 31, 2012		$ 40	$ 53,312	$ 24,231	$ 368			$ 77,951
Balance, shares at Dec. 31, 2012		17,346,561
Change during period
Stock-based compensation			567					567
Dividend paid				(5,030)				(5,030)
Net income				6,522				6,522
Other comprehensive income (loss)					473			473
Balance at Dec. 31, 2013		$ 40	53,879	25,723	841			80,483
Balance, shares at Dec. 31, 2013		17,346,561
Change during period
Stock-based compensation			693					693
Dividend paid				(3,473)				(3,473)
Exercise of options	[1]
Exercise of options, shares		64,028
Purchase of treasury stock						$ (146)		(146)
Purchase of treasury stock, shares		(18,517)
Net income				5,150			$ (95)	5,055
Other comprehensive income (loss)					(1,775)			(1,775)
Balance at Dec. 31, 2014		$ 40	54,572	27,400	(934)	(146)	(95)	80,837
Balance, shares at Dec. 31, 2014		17,392,072
Change during period
Stock-based compensation			686					686
Dividend paid				(4,870)				(4,870)
Exercise of options		$ 1	(1)
Exercise of options, shares		9,059
Share settled Contingent consideration			773					773
Net income				7,808			(22)	7,786
Other comprehensive income (loss)					(144)			(144)
Balance at Dec. 31, 2015		$ 41	$ 56,030	$ 30,338	$ (1,078)	$ (146)	$ (117)	$ 85,068
Balance, shares at Dec. 31, 2015		17,401,131

[1]	Represents an amount less than $1.